Short-Term Borrowings - Schedule of Short-Term Borrowings (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Short-Term Borrowing [Line Items]
Total Short-term borrowings	$ 14,049,800	¥ 30,990,000	$ 9,749,285
Short-term borrowings from financial institutions [Member]
Short-Term Borrowing [Line Items]
Total Short-term borrowings	13,233,171		8,944,298
Short-term loans from third-party individuals [Member]
Short-Term Borrowing [Line Items]
Total Short-term borrowings	$ 816,629		$ 804,987